Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Total amount	$ 3,647.6	$ 4,198.5	$ 3,759.9	$ 3,759.9	$ 4,229.9
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,742.3
Pre-fixed percentage	85.49%
Post-fixed amount	$ 465.5
Post-fixed percentage	14.51%
Total amount	$ 3,207.8
Total percentage	100.00%
Pre-fixed amount		$ 3,577.7
Pre-fixed percentage		98.09%
Post-fixed amount	$ 69.9	$ 69.8
Post-fixed percentage	100.00%	1.91%
Total amount		$ 3,647.5
Total percentage		100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,742.3
Pre-fixed percentage	85.49%
Post-fixed amount	$ 465.5
Post-fixed percentage	14.51%
Total amount	$ 3,207.8
Total percentage	100.00%
Pre-fixed amount		$ 3,194.3
Pre-fixed percentage		87.57%
Post-fixed amount	$ 453.4	$ 453.3
Post-fixed percentage	100.00%	12.43%
Total amount		$ 3,647.6
Total percentage		100.00%